Common Stock and Preferred Stock (Tables)	6 Months Ended
Jun. 30, 2025
Common Stock and Preferred Stock [Abstract]
Schedule of Issued Preferred Stock

As of June 30, 2025 and December 31, 2024, the Company has issued the following preferred stock:

	Number of shares issued as of June 30 2025 and December 31,	Conversion	Aggregate Liquidation Preference as of June 30,	Aggregate Liquidation Preference as December 31,
	2024	Price	2025	2024
Series
Series seed	217	$4,150	$1,368,624	$1,332,687
Series A	519	$6,100	4,797,551	4,671,576
Series B	194	$12,350	3,624,342	3,529,173
Series B-1	296	$12,350	5,559,527	5,413,544
Series C	890	$13,200	17,807,012	17,339,432
Series C-1	106	$13,200	2,129,187	2,073,278
Series D	854	$19,450	24,111,470	23,437,007
Total	3,076		$59,397,713	$57,796,697